Goodwill and Intangible Assets - Schedule of Acquired Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite Lived Intangible Assets [Line Items]
Net Carrying Amount	$ 8,305
Core deposit intangibles [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	14,792	$ 14,792
Accumulated Amortization	8,049	7,104
Net Carrying Amount	$ 6,743	$ 7,688